UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    InView Investment Management, LLC
Address: 100 West Monroe Street, Suite 2010

         Chicago, IL  60603

13F File Number:  28-12238

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Glen Kleczka
Title:     Chief Executive Officer & Managing Partner
Phone:     312-630-3470

Signature, Place, and Date of Signing:

     /s/Glen Kleczka     Chicago, IL     October 22, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     48

Form13F Information Table Value Total:     $158,880 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN EQTY INVT LIFE HLD     COM             025676206     4076   382730          SOLE                   187570        0   195160
ANNALY CAP MGMT INC             COM             035710409     6351   398680          SOLE                   195380        0   203300
APRIA HEALTHCARE GROUP INC      COM             037933108     2070    79580          SOLE                    38920        0    40660
ARES CAP CORP                   COM             04010L103     3500   215130          SOLE                   105480        0   109650
ASBURY AUTOMOTIVE GROUP INC     COM             043436104     3475   175420          SOLE                    85970        0    89450
AVISTA CORP                     COM             05379B107     3510   172490          SOLE                    84400        0    88090
AVNET INC                       COM             053807103     2966    74420          SOLE                    36470        0    37950
BAYTEX ENERGY TR                TRUST UNIT      073176109      274    15500 SH       SOLE                    15500        0        0
BIO RAD LABS INC                CL A            090572207     2405    26570          SOLE                    13020        0    13550
BJS WHOLESALE CLUB INC          COM             05548J106     3349   101000          SOLE                    49490        0    51510
BRONCO DRILLING CO INC          COM             112211107     3534   238750          SOLE                   116130        0   122620
BROOKS AUTOMATION INC           COM             114340102     1813   127340          SOLE                    62280        0    65060
CANETIC RES TR                  COM             137513107      162    12499 SH       SOLE                    12499        0        0
CEDAR SHOPPING CTRS INC         COM NEW         150602209     2534   186040          SOLE                    91170        0    94870
CENTRAL GARDEN & PET CO         CL A NON-VTG    153527205     2642   294180          SOLE                   143820        0   150360
CMS ENERGY CORP                 COM             125896100     3085   183400          SOLE                    89880        0    93520
CROWN HOLDINGS INC              COM             228368106     6049   265780          SOLE                   130250        0   135530
CSG SYS INTL INC                COM             126349109     3953   186040          SOLE                    91170        0    94870
DRS TECHNOLOGIES INC            COM             23330X100     5127    93020          SOLE                    45580        0    47440
ENDURANCE SPECIALTY HLDGS LT    SHS             G30397106     5963   143520          SOLE                    70330        0    73190
EQUITY INNS INC                 COM             294703103     5401   239200          SOLE                   117220        0   121980
FIRST PL FINL CORP              COM             33610T109     2348   132650          SOLE                    64880        0    67770
FLEXTRONICS INTL LTD            ORD             Y2573F102     5126   458540          SOLE                   224480        0   234060
FOREST OIL CORP                 COM PAR $0.01   346091705     4459   103610          SOLE                    50750        0    52860
FURNITURE BRANDS INTL INC       COM             360921100     2123   209360          SOLE                   102290        0   107070
HARVEST ENERGY TR               TRUST UNIT      41752X101      432    17582 SH       SOLE                    17582        0        0
HUDSON HIGHLAND GROUP INC       COM             443792106     5341   419540          SOLE                   205400        0   214140
KELLY SVCS INC                  CL A            488152208     2050   103470          SOLE                    50610        0    52860
KMG AMER CORP                   COM             482563103     2984   504040          SOLE                   246530        0   257510
KNBT BANCORP INC                COM             482921103     2062   124680          SOLE                    60980        0    63700
LIFEPOINT HOSPITALS INC         COM             53219L109     3270   108970          SOLE                    53410        0    55560
MAIDENFORM BRANDS INC           COM             560305104     3292   207300          SOLE                   101590        0   105710
MARINER ENERGY INC              COM             56845T305     1330    64202          SOLE                    31402        0    32800
MEADOWBROOK INS GROUP INC       COM             58319P108     4549   504860          SOLE                   247350        0   257510
MFA MTG INVTS INC               COM             55272X102     5551   689610          SOLE                   337430        0   352180
OWENS ILL INC                   COM NEW         690768403     7051   170100          SOLE                    83360        0    86740
PEROT SYS CORP                  CL A            714265105     3897   230460          SOLE                   112940        0   117520
PHOTRONICS INC                  COM             719405102     2513   220240          SOLE                   107740        0   112500
PORTLAND GEN ELEC CO            COM NEW         736508847     3363   120960          SOLE                    59370        0    61590
PROVIDENT ENERGY TR             TR UNIT         74386K104      215    19900 SH       SOLE                    19900        0        0
SCHOLASTIC CORP                 COM             807066105     1942    55710          SOLE                    27250        0    28460
SHAW GROUP INC                  COM             820280105     6479   111510          SOLE                    54590        0    56920
SKECHERS U S A INC              CL A            830566105     3570   161550          SOLE                    79160        0    82390
SMUCKER J M CO                  COM NEW         832696405     2910    54475          SOLE                    26695        0    27780
SPARTECH CORP                   COM NEW         847220209      905    53050          SOLE                    25950        0    27100
STAGE STORES INC                COM NEW         85254C305     2468   135360          SOLE                    66060        0    69300
TECH DATA CORP                  COM             878237106     4048   100890          SOLE                    49380        0    51510
U S CONCRETE INC                COM             90333L102     2363   358580          SOLE                   175610        0   182970